Financial risk management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ (24,809)	$ (26,096)
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	(24,809)	(26,096)
Financial liabilities at amortised cost
Financial risk management
Financial liabilities	(1,049,304)	(1,097,701)
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	11,710	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	29,011	82,040
Financial assets at amortised cost
Financial risk management
Financial assets	$ 432,888	$ 437,401